Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	₩ 12,690,014	₩ 11,858,350
Non-current assets	28,299,796	25,300,991
Current liabilities	10,699,268	10,072,432
Non-current liabilities	11,877,846	10,519,748
Operating revenue	25,638,855	24,898,005	₩ 24,099,394
Profit (loss) for the year	1,385,635	1,459,395	746,256
Other comprehensive income(loss)	(2,194)	165,567	23,255
Total comprehensive income(loss)	1,383,441	1,624,962	₩ 769,511
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		24,163
Operating revenue		5,912
Profit (loss) for the year		3,184
Total comprehensive income(loss)		3,184
K Bank Inc.[Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	16,562,742	13,263,658
Non-current assets	71,265	70,362
Current liabilities	14,830,983	11,594,316
Non-current liabilities	2,168	2,467
Operating revenue	558,872	287,775
Profit (loss) for the year	86,498	21,728
Other comprehensive income(loss)	(24,888)	(28,211)
Total comprehensive income(loss)	61,610	(6,483)
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	278,413	308,776
Non-current assets	135,380	120,221
Current liabilities	63,009	91,637
Non-current liabilities	64,335	57,899
Operating revenue	181,944	189,255
Profit (loss) for the year	9,332	(23,730)
Other comprehensive income(loss)	(49)	1,977
Total comprehensive income(loss)	9,283	(21,753)
K-Realty CR-REITs No.1 [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		208,825
Operating revenue		425,363
Profit (loss) for the year		180,437
Total comprehensive income(loss)		180,437
Dividends received from associates		40,142
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	98,132	117,172
Non-current assets	414,804	419,632
Operating revenue	19,916	58,791
Profit (loss) for the year	7,505	50,107
Other comprehensive income(loss)	(11,779)	(6,847)
Total comprehensive income(loss)	(4,274)	43,260
Dividends received from associates	6,531	₩ 5,640
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	857,089
Non-current assets	202,767
Current liabilities	330,619
Non-current liabilities	94,202
Operating revenue	1,261,228
Profit (loss) for the year	(293,186)
Other comprehensive income(loss)	(6,609)
Total comprehensive income(loss)	(299,795)
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	52,851
Current liabilities	12
Operating revenue	9
Profit (loss) for the year	(3,161)
Total comprehensive income(loss)	(3,161)
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	908
Non-current assets	76,884
Current liabilities	362
Operating revenue	19,931
Profit (loss) for the year	(53)
Total comprehensive income(loss)	(53)
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	9,344
Non-current assets	127,321
Current liabilities	90,545
Profit (loss) for the year	(474)
Total comprehensive income(loss)	₩ (474)